Property and Equipment	12 Months Ended
Jun. 30, 2015
Property and Equipment

5. Property and Equipment

Property and equipment consist of the following:

June 30, 2015	Cost	Accumulated Depreciation	Net Book Value	Useful Life in years
Land	$5,629	$—	$5,629
Buildings	5,982	(1,086)	4,896	40
Transportation equipment	432,826	(226,513)	206,313	7 to 11
Leasehold improvements	7,826	(3,702)	4,124	The shorter of the life of lease or the useful life of the asset

Other machinery and equipment	29,674	(19,340)	10,334	3 to 5

	$481,937	$(250,641)	$231,296

June 30, 2014	Cost	Accumulated Depreciation	Net Book Value	Useful Life in years
Land	$6,076	$—	$6,076
Buildings	5,065	(882)	4,183	40
Transportation equipment	414,325	(205,292)	209,033	7 to 11
Leasehold improvements	6,510	(2,693)	3,817	The shorter of the life of lease or the useful life of the asset

Other machinery and equipment	24,837	(16,594)	8,243	3 to 5

	$456,813	$(225,461)	$231,352